Capital stock - Voting Common Shares (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of classes of share capital [line items]
Issued capital	$ 2,497,813	$ 525
Capital stock
Disclosure of classes of share capital [line items]
Shares outstanding	4,585,001	3,275,555	3,743,491	3,743,491